Commercial Papers - Additional Information (Detail) ¥ in Millions, $ in Millions	Nov. 15, 2019 CNY (¥)	Oct. 25, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Commercial papers			¥ 8,995	$ 1,292
China United Network Communications Corporation Limited ("CUCL") [member] | 2019 super short term commercial papers [member] | Tranche one [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers		¥ 5,000
Bonds, maturity period		270 days
Commercial papers interest		2.24%
China United Network Communications Corporation Limited ("CUCL") [member] | 2019 super short term commercial papers [member] | Tranche two [member]
Disclosure of detailed information about borrowings [Line Items]
Commercial papers	¥ 4,000
Bonds, maturity period	270 days
Commercial papers interest	2.20%